Commitments and Contingencies - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
April 30, 2024	$ 98,053		$ 125,697
April 30, 2025	161,164	$ 95,576	95,576
April 30, 2026	165,190
April 30, 2027	169,307
Thereafter	188,052
Less imputed interest	(232,539)	$ (4,608)	(22,674)
Total operating lease liabilities	$ 549,227		$ 221,273